FINANCIAL RISK MANAGEMENT - Forward Foreign Currency Contracts (Details) - Currency risk $ in Millions	12 Months Ended
	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,862.5	$ 1,708.0
USD/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 833.7	$ 717.4
Average foreign exchange rate	0.74	0.77
USD/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 176.4	$ 167.3
Average foreign exchange rate	0.76	0.77
USD/CDN | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 13.0	$ 17.4
Average foreign exchange rate	0.77	0.79
USD/CDN | More than 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.0	$ 1.3
Average foreign exchange rate	0.00	0.00
EUR/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 180.5	$ 166.2
Average foreign exchange rate	0.64	0.65
EUR/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 12.3	$ 71.3
Average foreign exchange rate	0.60	0.61
GBP/CDN | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 71.5	$ 49.8
Average foreign exchange rate	0.59	0.58
GBP/CDN | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.2	$ 1.8
Average foreign exchange rate	0.60	0.55
CDN/USD | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 289.7	$ 282.9
Average foreign exchange rate	1.36	1.33
CDN/USD | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 23.7	$ 0.0
Average foreign exchange rate	1.32	0.00
Other Currencies | No later than 1 year
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 247.5	$ 231.6
Other Currencies | Between 1 and 3 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	0.8	1.0
Other Currencies | Between 3 and 5 years
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	$ 13.2	$ 0.0